Other assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Assets And Liabilities
Schedule of other assets and liabilities

Assets		12.31.2023	12.31.2022
Escrow account and/ or collateral	(a)	1,009	1,087
Advances to suppliers	(b)	1,814	1,561
Prepaid expenses	(c)	453	363
Derivatives transactions	(d)	92	54
Assets related to E&P partnerships	(e)	255	71
Others		262	194
		3,885	3,330
Current		1,570	1,777
Non-Current		2,315	1,553

Liabilities		12.31.2023	12.31.2022
Obligations arising from divestments	(f)	1,200	1,355
Contractual retentions	(g)	716	601
Advances from customers	(h)	692	906
Provisions for environmental expenses, research and development and fines	(i)	708	674
Other taxes	(j)	376	293
Unclaimed dividends	(k)	337	241
Derivatives transactions	(d)	62	147
Obligations arising from acquisition of equity interests	(l)	156	138
Various creditors		138	95
Others		520	523
		4,905	4,973
Current		3,015	3,001
Non-Current		1,890	1,972